Equity affiliates, other investments and related parties - Other associates and joint ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity affiliates
Non-current assets	$ 188,916	$ 184,125	$ 178,140
Current assets	96,571	99,529	125,724
TOTAL ASSETS	285,487	283,654	303,864
Shareholders' equity - TotalEnergies share	117,858	116,753	111,724
Non-controlling interests	2,397	2,700	2,846
Non-current liabilities	77,272	75,416	79,516
Current liabilities	87,960	88,785	109,778
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	285,487	283,654	303,864
Revenues from sales	195,610	218,945	263,310
Net income	16,031	21,510	21,044
Non-controlling interests	273	126	518
Share of other comprehensive income, net amount	(246)	(208)	3,497
Equity value	27,872	25,895	24,156
Profit/(loss)	1,575	1,845	(1,892)
Associates
Equity affiliates
Non-current assets	5,198	4,692	5,818
Current assets	1,349	1,214	1,582
TOTAL ASSETS	6,547	5,906	7,400
Shareholders' equity - TotalEnergies share	1,107	814	1,354
Non-current liabilities	4,618	4,388	5,180
Current liabilities	822	704	866
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	6,547	5,906	7,400
Revenues from sales	2,981	2,026	2,338
Net income	330	4	486
Share of other comprehensive income, net amount	25	14	139
Equity value	2,314	1,549	2,216
Profit/(loss)	302	(22)	434
Dividends paid to TotalEnergies	296	323	469
Joint ventures
Equity affiliates
Non-current assets	15,929	13,224	11,281
Current assets	2,524	2,988	2,742
TOTAL ASSETS	18,453	16,212	14,023
Shareholders' equity - TotalEnergies share	6,604	4,625	3,894
Non-controlling interests	(2)	75	140
Non-current liabilities	9,605	8,798	7,375
Current liabilities	2,246	2,714	2,614
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	18,453	16,212	14,023
Revenues from sales	6,476	7,451	7,026
Net income	(666)	(279)	454
Non-controlling interests	1	(64)
Share of other comprehensive income, net amount	(162)	(67)	52
Equity value	8,016	7,705	6,379
Profit/(loss)	(689)	(359)	15
Dividends paid to TotalEnergies	$ 106	$ 120	$ 63